Fair Value Accounting (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Accounting
Note 7 — Fair Value Accounting

The amounts reflected on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets at March 31, 2020, and December 31, 2019, for cash equivalents, restricted cash equivalents, accounts receivable, other accounts receivable, short-term debt, and accounts payable approximate fair value because of their short-term nature. Cleco applies the provisions of the fair value measurement standard to its non-recurring, non-financial measurements including business combinations, as well as impairment related to goodwill and other long-lived assets.

The following tables summarize the carrying value and estimated market value of Cleco and Cleco Power’s financial instruments not measured at fair value on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets:

Cleco
	AT MAR. 31, 2020		AT DEC. 31, 2019
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$3,174,821	$3,295,214	$3,188,664	$3,371,915

* The carrying value of long-term debt does not include deferred issuance costs of $13.2 million at March 31, 2020, and $13.7 million at December 31, 2019.

Cleco Power
	AT MAR. 31, 2020		AT DEC. 31, 2019
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$1,369,716	$1,696,053	$1,380,688	$1,601,865

* The carrying value of long-term debt does not include deferred issuance costs of $7.2 million at March 31, 2020, and $7.4 million at December 31, 2019.

In order to fund capital requirements, Cleco issues fixed and variable rate long-term debt with various tenors. The fair value of this class fluctuates as the market interest rates for fixed and variable rate debt with similar tenors and credit ratings change. The fair value of the debt could also change from period to period due to changes in the credit rating of the Cleco entity by which the debt was issued. The fair value of long-term debt is classified as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Cleco classifies assets and liabilities that are measured at their fair value according to three different levels depending on the inputs used in determining fair value.

The following tables disclose for Cleco and Cleco Power the fair value of financial assets and liabilities measured on a recurring basis:

Cleco
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT MAR. 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset description
Institutional money market funds	$352,549	$—	$352,549	$—	$129,643	$—	$129,643	$—
FTRs	1,779	—	—	1,779	6,822	—	—	6,822
Other commodity derivatives	213	—	213	—	201	—	201	—
Total assets	$354,541	$—	$352,762	$1,779	$136,666	$—	$129,844	$6,822
Liability description
FTRs	$683	$—	$—	$683	$1,044	$—	$—	$1,044
Other commodity derivatives	12,494	—	12,494	—	5,373	—	5,373	—
Total liabilities	$13,177	$—	$12,494	$683	$6,417	$—	$5,373	$1,044

Cleco Power
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT MAR. 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset description
Institutional money market funds	$198,006	$—	$198,006	$—	$74,903	$—	$74,903	$—
FTRs	1,673	—	—	1,673	6,311	—	—	6,311
Total assets	$199,679	$—	$198,006	$1,673	$81,214	$—	$74,903	$6,311
Liability description
FTRs	$524	$—	$—	$524	$586	$—	$—	$586
Total liabilities	$524	$—	$—	$524	$586	$—	$—	$586

The following tables summarize the net changes in the net fair value of FTR assets and liabilities classified as Level 3 in the fair value hierarchy for Cleco and Cleco Power:

Cleco
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Beginning balance	$5,778	$22,887
Unrealized losses*	(1,398)	(1,917)
Purchases	466	5,237
Settlements	(3,750)	(18,397)
Ending balance	$1,096	$7,810

* Cleco Power’s unrealized losses are reported through Accumulated deferred fuel on Cleco’s Condensed Consolidated Balance Sheet. Cleco Cajun’s unrealized (losses) gains are reported through Purchased power on Cleco’s Condensed Consolidated Income Statement.

Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Beginning balance	$5,725	$22,887
Unrealized losses*	(1,311)	(2,939)
Purchases	466	1,286
Settlements	(3,731)	(16,422)
Ending balance	$1,149	$4,812

* Unrealized losses are reported through Accumulated deferred fuel on Cleco Power’s Condensed Consolidated Balance Sheet.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions for Cleco and Cleco Power as of March 31, 2020, and December 31, 2019:

Cleco
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT FORWARD PRICE RANGE)	ASSETS	LIABILITIES			LOW	HIGH
FTRs at Mar. 31, 2020	$1,779	$683	RTO auction pricing	FTR price - per MWh	$(1.40)	$2.93
FTRs at Dec. 31, 2019	$6,822	$1,044	RTO auction pricing	FTR price - per MWh	$(2.57)	$2.86

Cleco Power
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT FORWARD PRICE RANGE)	ASSETS	LIABILITIES			LOW	HIGH
FTRs at Mar. 31, 2020	$1,673	$524	RTO auction pricing	FTR price - per MWh	$(1.40)	$2.93
FTRs at Dec. 31, 2019	$6,311	$586	RTO auction pricing	FTR price - per MWh	$(2.04)	$2.86

Cleco utilizes different valuation techniques for fair value calculations. In order to measure the fair value for Level 1 assets and liabilities, Cleco obtains the closing price from published indices in active markets for the various instruments and multiplies this price by the appropriate number of instruments held. Level 2 fair values are determined by obtaining the closing price of similar assets and liabilities from published indices in active markets. Institutional money market funds assets are discounted to the current period using a U.S. Treasury published interest rate as a proxy for a risk-free rate of return. Level 3 fair values occur in situations in which there is little, if any, market activity for the asset or liability at the measurement date and prices are not observable. Cleco has consistently applied the Level 2 and Level 3 fair value techniques from fiscal period to fiscal period. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement. The assets and liabilities reported at fair value are grouped into classes based on the underlying nature and risks associated with the individual asset or liability.

At March 31, 2020, Cleco and Cleco Power were exposed to concentrations of credit risk through their short-term investments classified as cash equivalents and restricted cash equivalents. The following tables present the institutional money market funds in cash and cash equivalents and restricted cash and cash equivalents as recorded on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets at March 31, 2020, and December 31, 2019:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Cash and cash equivalents	$338,611	$103,409
Current restricted cash and cash equivalents	$4,054	$11,100
Non-current restricted cash and cash equivalents	$9,883	$15,134

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Cash and cash equivalents	$184,911	$49,509
Current restricted cash and cash equivalents	$4,054	$11,100
Non-current restricted cash and cash equivalents	$9,041	$14,294

If the money market funds failed to perform under the terms of the investments, Cleco and Cleco Power would be exposed to a loss of the invested amounts. Collateral on these types of investments is not required by either Cleco or Cleco Power. The Level 2 institutional money market funds asset consists of a single class. In order to capture interest income and minimize risk, cash is invested in money market funds that invest primarily in short-term securities issued by the U.S. Treasury to maintain liquidity and achieve the goal of a net asset value of a dollar. The risks associated with this class are counterparty risk of the fund manager and risk of price volatility associated with the underlying securities of the fund.

Other commodity derivatives include fixed price physical forwards and swap transactions. These contracts contain counterparty credit risk because they are transacted directly with a counterparty and are not cleared on an exchange. With respect to any open trading contracts that Cleco has entered into or may enter into in the future, Cleco may be required to provide credit support or pay liquidated damages under such contracts. The amount of credit support that Cleco may be required to provide at any point in the future is dependent on the amount of the initial contract, changes in the market price, changes in open contracts, and changes in the amounts counterparties owe to Cleco. Changes in any of these factors could cause the amount of requested credit support to increase or decrease. These other commodity derivatives are recorded at fair value and categorized as Level 2 because pricing is indexed to other contracts.

Cleco Power and Cleco Cajun’s FTRs were priced using MISO’s monthly auction prices. Forward seasonal periods are not included in every monthly auction; therefore, the average of the most recent seasonal auction prices is used for monthly valuation. FTRs are categorized as Level 3 fair value measurements because the only relevant pricing available comes from MISO auctions, which occur monthly in the Multi-Period Monthly Auction.

During the three months ended March 31, 2020, and the year ended December 31, 2019, Cleco did not experience any transfers between levels within the fair value hierarchy.

Commodity Contracts

The following tables present the fair values of derivative instruments and their respective line items as recorded on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets at March 31, 2020, and December 31, 2019:

Cleco
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT MAR. 31, 2020	AT DEC. 31, 2019
Commodity-related contracts
FTRs
Current	Energy risk management assets	$1,779	$6,822
Current	Energy risk management liabilities	(683)	(1,044)
Other commodity derivatives
Current	Energy risk management assets	213	201
Current	Energy risk management liabilities	(9,014)	(3,069)
Non-current	Other deferred credits	(3,480)	(2,304)
Commodity-related contracts, net		$(11,185)	$606

Cleco Power
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT MAR. 31, 2020	AT DEC. 31, 2019
Commodity-related contracts
FTRs
Current	Energy risk management assets	$1,673	$6,311
Current	Energy risk management liabilities	(524)	(586)
Commodity-related contracts, net		$1,149	$5,725

The following tables present the effect of derivatives not designated as hedging instruments on Cleco and Cleco Power’s Condensed Consolidated Statements of Income for the three months ended March 31, 2020, and 2019:

Cleco
	AMOUNT OF GAIN(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
		FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	INCOME STATEMENT LINE ITEM	2020	2019
Commodity-related contracts
FTRs(1)	Electric operations	$1,396	$5,209
FTRs(1)	Purchased power	(381)	(3,324)
Other commodity derivatives	Fuel used for electric generation	(7,108)	—
Total		$(6,093)	$1,885

(1) For the three months ended March 31, 2020, unrealized losses associated with FTRs for Cleco Power of $1.3 million were reported through Accumulated deferred fuel on the balance sheet. For the three months ended March 31, 2019, unrealized losses associated with FTRs for Cleco Power of $2.9 million were reported through Accumulated deferred fuel on the balance sheet.

Cleco Power
	AMOUNT OF GAIN(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
		FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	INCOME STATEMENT LINE ITEM	2020	2019
Commodity-related contracts
FTRs(1)	Electric operations	$1,396	$5,206
FTRs(1)	Purchased power	(751)	(1,983)
Total		$645	$3,223

(1) For the three months ended March 31, 2020, unrealized losses associated with FTRs of $1.3 million were reported through Accumulated deferred fuel on the balance sheet. For the three months ended March 31, 2019, unrealized losses associated with FTRs of $2.9 million were reported through Accumulated deferred fuel on the balance sheet.

The total volume of FTRs that Cleco Power had outstanding at March 31, 2020, and December 31, 2019, was 3.4 million MWh and 9.2 million MWh, respectively. The total volume of FTRs that Cleco had outstanding at March 31, 2020, and December 31, 2019, was 5.4 million MWh and 14.6 million MWh, respectively. The total volume of other commodity derivatives Cleco had outstanding at March 31, 2020, and December 31, 2019, was 54.8 million MMBtus and 58.5 million MMBtus, respectively.

Note 8 — Fair Value Accounting

The amounts reflected in Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2019, and 2018, for cash equivalents, restricted cash equivalents, accounts receivable, other accounts receivable, short-term debt, and accounts payable approximate fair value because of their short-term nature. Cleco applies the provisions of the fair value measurement standard to its non-recurring, non-financial measurements including business combinations as well as impairment related to goodwill and other long-lived assets.

The following tables summarize the carrying value and estimated market value of Cleco and Cleco Power’s financial instruments not measured at fair value on Cleco and Cleco Power’s Consolidated Balance Sheets:

Cleco
	AT DEC. 31,
	2019		2018
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$3,188,664	$3,371,915	$2,889,631	$2,859,924

*The carrying value of long-term debt does not include deferred issuance costs of $13.7 million at December 31, 2019, and $10.3 million at December 31, 2018.

Cleco Power
	AT DEC. 31,
	2019		2018
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$1,380,688	$1,601,865	$1,400,930	$1,517,152

* The carrying value of long-term debt does not include deferred issuance costs of $7.4 million at December 31, 2019, and $8.3 million at December 31, 2018.

Long-term debt liability consists of a single class. In order to fund capital requirements, Cleco issues fixed and variable rate long-term debt with various tenors. The fair value of this class fluctuates as the market interest rates for fixed and variable rate debt with similar tenors and credit ratings change. The fair value of the debt could also change from period to period due to changes in the credit rating of the Cleco entity by which the debt was issued. The fair value of long-term debt is classified as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Cleco classifies assets and liabilities that are measured at their fair value according to three different levels depending on the inputs used in determining fair value.

The following tables disclose for Cleco and Cleco Power the fair value of financial assets and liabilities measured on a recurring basis:

Cleco
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2018	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$129,643	$—	$129,643	$—	$133,722	$—	$133,722	$—
FTRs	6,822	—	—	6,822	23,355	—	—	23,355
Other commodity derivatives	201	—	201	—	—	—	—	—
Total assets	$136,666	$—	$129,844	$6,822	$157,077	$—	$133,722	$23,355
Liability Description
FTRs	$1,044	$—	$—	$1,044	$468	$—	$—	$468
Other commodity derivatives	5,373	—	5,373	—	—	$—	$—	$—
Total liabilities	$6,417	$—	$5,373	$1,044	$468	$—	$—	$468

Cleco Power
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2018	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$74,903	$—	$74,903	$—	$55,900	$—	$55,900	$—
FTRs	6,311	—	—	6,311	23,355	—	—	23,355
Total assets	$81,214	$—	$74,903	$6,311	$79,255	$—	$55,900	$23,355
Liability Description
FTRs	$586	$—	$—	$586	$468	$—	$—	$468
Total liabilities	$586	$—	$—	$586	$468	$—	$—	$468

The following tables summarize the net changes in the net fair value of FTR assets and liabilities classified as Level 3 in the fair value hierarchy for Cleco and Cleco Power:

Cleco
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Beginning balance	$22,887	$7,044
Unrealized (losses) gains *	(1,659)	11,865
Purchases	27,881	28,185
Settlements	(43,331)	(24,207)
Ending balance	$5,778	$22,887

* Cleco Power’s unrealized (losses) gains are reported through Accumulated deferred fuel on Cleco’s Consolidated Balance Sheet. Cleco Cajun’s unrealized (losses) gains are reported through Purchased power on Cleco’s Consolidated Income Statement.

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Beginning balance	$22,887	$7,044
Unrealized (losses) gains *	(945)	11,865
Purchases	21,609	28,185
Settlements	(37,826)	(24,207)
Ending balance	$5,725	$22,887

* Unrealized gains (losses) are reported through Accumulated deferred fuel on Cleco Power’s Consolidated Balance Sheets.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions for Cleco and Cleco Power as of December 31, 2019:

Cleco
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
FTRs at December 31, 2019	$6,822	$1,044	RTO auction pricing	FTR price - per MWh	$(2.57)	$2.86
FTRs at December 31, 2018	$23,355	$468	RTO auction pricing	FTR price - per MWh	$(4.40)	$15.10

Cleco Power
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
FTRs at December 31, 2019	$6,311	$586	RTO auction pricing	FTR price - per MWh	$(2.04)	$2.86
FTRs at December 31, 2018	$23,355	$468	RTO auction pricing	FTR price - per MWh	$(4.40)	$15.10

Cleco utilizes different valuation techniques for fair value calculations. In order to measure the fair value for Level 1 assets and liabilities, Cleco obtains the closing price from published indices in active markets for the various instruments and multiplies this price by the appropriate volume of instruments held. Level 2 fair values are determined by obtaining the closing price of similar assets and liabilities from published indices in active markets. Institutional money market funds assets are discounted to the current period using a U.S. Treasury published interest rate as a proxy for a risk-free rate of return. Level 3 fair values occur in situations in which there is little, if any, market activity for the asset or liability at the measurement date and prices are not observable. Cleco has consistently applied the Level 2 and Level 3 fair value techniques from fiscal period to fiscal period. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement. The assets and liabilities reported at fair value are grouped into classes based on the underlying nature and risks associated with the individual asset or liability.

At December 31, 2019, Cleco and Cleco Power were exposed to concentrations of credit risk through their short-term investments classified as cash equivalents and restricted cash equivalents. The institutional money market funds were reported on Cleco’s Consolidated Balance Sheets in cash and cash equivalents, current restricted cash and cash equivalents, and non-current restricted cash and cash equivalents of $103.4 million, $11.1 million, and $15.1 million, respectively, at December 31, 2019, and $103.8 million, $11.2 million, and $18.7 million, respectively, at December 31, 2018. At Cleco Power, the institutional money market funds were reported on Cleco Power’s Consolidated Balance Sheets in cash and cash equivalents, current restricted cash and cash equivalents, and non-current restricted cash and cash equivalents of $49.5 million, $11.1 million, and $14.3 million, respectively, at December 31, 2019, and $26.1 million, $11.2 million, and $18.6 million, respectively, at December 31, 2018. If the money market funds failed to perform under the terms of the investments, Cleco and Cleco Power would be exposed to a loss of the invested amounts. Collateral on these types of investments is not required by either Cleco or Cleco Power. The Level 2 institutional money market funds asset consists of a single class. In order to capture interest income and minimize risk, cash is invested in money market funds that invest primarily in short-term securities issued by the U. S. Treasury to maintain liquidity and achieve the goal of a net asset value of a dollar. The risks associated with this class are counterparty risk of the fund manager and risk of price volatility associated with the underlying securities of the fund.

Other commodity derivatives include fixed price physical forwards and swap transactions. These contracts contain counterparty credit risk because they are transacted directly with a counterparty and are not cleared on an exchange. These other commodity derivatives are recorded at fair value and categorized as Level 2 because pricing is indexed to other contracts.

Cleco Power and Cleco Cajun’s FTRs were priced using MISO’s monthly auction prices. Forward seasonal periods are not included in every monthly auction; therefore, the average of the most recent seasonal auction prices is used for monthly valuation. FTRs are categorized as Level 3 fair value measurements because the only relevant pricing available comes from MISO auctions, which occur monthly in the Multi-Period Monthly Auction.

During the years ended December 31, 2019, and 2018, Cleco did not experience any transfers between levels within the fair value hierarchy.

Commodity Contracts

The following tables present the fair values of derivative instruments and their respective line items as recorded on Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2019, and 2018:

Cleco
		DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2019	AT DEC. 31, 2018
Commodity related contracts
FTRs
Current	Energy risk management assets	$6,822	$23,355
Current	Energy risk management liabilities	1,044	468
Other commodity derivatives
Current	Energy risk management assets	201	—
Current	Energy risk management liabilities	3,069	—
Non-current	Other deferred credits	2,304	—
Commodity-related contracts, net		$606	$22,887

Cleco Power
		DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2019	AT DEC. 31, 2018
Commodity related contracts
FTRs
Current	Energy risk management assets	$6,311	$23,355
Current	Energy risk management liabilities	586	468
Commodity-related contracts, net		$5,725	$22,887

The following tables present the effect of derivatives not designated as hedging instruments on Cleco and Cleco Power’s Consolidated Statements of Income for the years December 31, 2019, 2018, and 2017:

Cleco
		AMOUNT OF GAIN/(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	DERIVATIVES LINE ITEM	2019	2018	2017
Commodity contracts
FTRs(1)	Electric operations	$13,043	$39,659	$23,826
FTRs(1)	Purchased power	(15,685)	(4,566)	(5,509
Other commodity derivatives	Fuel used for electric generation	(5,172)	—	—
Total		$(7,814)	$35,093	$18,317

(1) For the years ended December 31, 2019, 2018, and 2017, unrealized gains (losses) associated with FTRs for Cleco Power of $(1.7) million, $11.9 million and $(1.4) million, respectively, were reported through Accumulated deferred fuel on the balance sheet.

Cleco Power
		AMOUNT OF GAIN/(LOSS) FOR THE YEAR ENDED DEC. 31,

(THOUSANDS)	DERIVATIVES LINE ITEM	2019	2018	2017
Commodity contracts
FTRs(1)	Electric operations	$13,047	$39,659	$23,826
FTRs(1)	Purchased power	(6,066)	(4,566)	(5,509)
Total		$6,981	$35,093	$18,317

(1) For the years ended December 31, 2019, 2018, and 2017, unrealized gains (losses) associated with FTRs of $(0.9) million, $11.9 million, and $(1.4) million, respectively, were reported through Accumulated deferred fuel on the balance sheet.

The total volume of FTRs that Cleco Power had outstanding at December 31, 2019, and 2018 was 9.2 million MWh and 8.7 million MWh, respectively. The total volume of FTRs that Cleco had outstanding at December 31, 2019, and 2018 was 14.6 million MWh and 8.7 million MWh, respectively. At December 31, 2019, Cleco had 58.5 million MMBtus outstanding in other commodity derivatives.